Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Warrants (Details) [Line Items]
Volatility		129.00%	117.00%
Risk-free interest rate		0.27%	2.04%
Expected term		5 years	5 years
Exercise price (in Dollars per share)		$ 2	$ 0.49
Dividend yield		0.00%	0.00%
Warrant description	The warrants entitle the holder to purchase 157,934 ordinary shares (790 shares retrospectively adjusted for effect of the Company’s common reverse stock split on October 4, 2022 and April 12, 2023) at an exercise price equal to $2 per share ($400 per share retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) and 386,585 ordinary shares (1,933 shares retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) of the Company’s common stock at an exercise price equal to $0.49 per share ($98 per share retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023), respectively, at any time within a term of five year after issuance.	the Company had approximately 544,529 and 544,529 warrants outstanding, (2,723 retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) respectively at an average exercise price between $0.49 and $2 ($98 per share and $400 per share retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) and there were zero warrants exercised or repurchased.
Warrant [Member]
Warrants (Details) [Line Items]
Warrant description	the Company had approximately 544,529 and 544,529 warrants outstanding, (2,723 retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) respectively at an average exercise price between $0.49 and $2 ($98 per share and $400 per share retrospectively adjusted for effect of reverse stock split on October 4, 2022 and April 12, 2023) and there were zero warrants exercised or repurchased